Taxation (Details) - Schedule of Deferred Tax Assets - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Inventory provision allowance	$ 66,792	$ 67,075
Net operating loss carried forward	536,162	341,335
Total deferred tax assets	602,954	408,410
Valuation allowance	(114,764)	(121,016)	$ (90,991)
Deferred tax assets, net	$ 488,190	$ 287,394